Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Investments
Opening balance	R$ 101,426	R$ 102,955
Write-off of investment due to spin-off	(115,478)
Share of profit in a joint venture	14,671
Share of loss in a joint venture		(4,425)
Effect from currency translation adjustment	(533)	2,896
Total balance	R$ 86	R$ 101,426